Loans Allowance for Loan Losses and Credit Quality (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Loans Allowance for Loan Losses and Credit Quality
Accrued interest receivable and deferred net loan costs	$ 33,077	$ 32,789
Modified loans related to covid-19	$ 104,300,000